                            SUPPLEMENT TO PROSPECTUS
             FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                             SEPARATE ACCOUNT THREE
                                DATED MAY 1, 1999

         For Policies issued on or after April 3, 2000, the following changes are applicable in states where approved:

NO LAPSE GUARANTEE PERIOD

         The No-Lapse Guarantee period is fixed at the lesser of (a) twenty years or (b) the number of year's remaining until the life insured's age is 95. Certain states may have a shorter guarantee period. (The no-Lapse Guarantee period for a particular Policy is stated in the Policy.)

OPTIONAL TERM RIDER

         The Policy may be issued with an optional term insurance rider (the "Term Rider"). The benefit of the term rider is that the cost of insurance rates will always be less than or equal to the cost of insurance rates on the Policy. HOWEVER, UNLIKE THE DEATH BENEFIT UNDER THE POLICY, THE DEATH BENEFIT UNDER THE TERM RIDER IS NOT PROTECTED BY THE NO LAPSE GUARANTEE AFTER THE SECOND POLICY YEAR AND TERMINATES AT AGE 100.

ILLUSTRATIONS

         Illustrations reflecting the changes to the No Lapse Guarantee are included with this supplement.



                         SUPPLEMENT DATED MARCH 17, 2000

VUL 99.SUPP 4200

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $2,260 Annual Planned Premium
                            ASSUMING CURRENT CHARGES


                               0% Hypothetical               6% Hypothetical                 12% Hypothetical
                          Gross Investment Return        Gross Investment Return          Gross Investment Return
                          --------------------------    --------------------------   ---------------------------------
End Of      Accumulated    Policy    Cash      Death    Policy    Cash      Death       Policy         Cash      Death
Policy     Premiums (2)     Value Surrender  Benefit     Value Surrender   Benefit       Value    Surrender    Benefit
Year (1)                           Value (3)                    Value (3)                         Value (3)

       1          2,373     1,018         0  500,000     1,109         0   500,000       1,200           0     500,000
       2          4,865     2,200         0  500,000     2,451         0   500,000       2,714           0     500,000
       3          7,865     3,334         0  500,000     3,822         0   500,000       4,352         168     500,000
       4         10,228     4,402       808  500,000     5,202     1,608   500,000       6,107       2,513     500,000
       5         13,112     5,423     2,420  500,000     6,610     3,607   500,000       8,010       5,007     500,000
       6         16,141     6,373     3,960  500,000     8,024     5,611   500,000      10,050       7,637     500,000
       7         19,321     7,253     5,431  500,000     9,443     7,621   500,000      12,242      10,420     500,000
       8         22,660     8,086     6,855  500,000    10,890     9,659   500,000      14,625      13,394     500,000
       9         26,166     8,913     8,273  500,000    12,407    11,767   500,000      17,260      16,620     500,000
      10         29,847     9,727     9,678  500,000    13,990    13,941   500,000      20,166      20,117     500,000
      15         51,206    12,921    12,921  500,000    22,485    22,485   500,000      39,702      39,702     500,000
      20         78,466    13,798    13,798  500,000    30,860    30,860   500,000      69,814      69,814     500,000
      25        113,256    10,980    10,980  500,000    37,620    37,620   500,000     116,685     116,685     500,000
      30        157,659     1,242     1,242  500,000    38,829    38,829   500,000     189,881     189,881     500,000
      35        214,330     0 (4)     0 (4)    0 (4)    27,079    27,079   500,000     307,825     307,825     500,000
      40        286,658                                  0 (4)     0 (4)     0 (4)     510,116     510,116     545,824
      45        378,968                                                                852,429     852,429     895,051
      50        496,783                                                              1,406,831   1,406,831   1,477,173
      55        647,147                                                              2,292,371   2,292,371   2,406,990
      60        839,054                                                              3,740,750   3,740,750   3,778,157
      65      1,083,982                                                              6,221,821   6,221,821   6,221,821


   (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

   (2) Assumes net interest of 5% compounded annually.

   (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

   (4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $2,260 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                               0% Hypothetical               6% Hypothetical                  12% Hypothetical
                           Gross Investment Return       Gross Investment Return           Gross Investment Return
                           -------------------------    --------------------------      ------------------------------
End Of      Accumulated    Policy      Cash    Death    Policy      Cash     Death      Policy        Cash       Death
Policy     Premiums (2)     Value Surrender  Benefit     Value Surrender   Benefit       Value   Surrender     Benefit
  Year (1)                        Value (3)                    Value (3)                         Value (3)

         1        2,373     1,018         0  500,000     1,109         0   500,000       1,200           0     500,000
         2        4,865     2,028         0  500,000     2,273         0   500,000       2,531           0     500,000
         3        7,481     2,968         0  500,000     3,434         0   500,000       3,942           0     500,000
         4       10,228     3,836       242  500,000     4,584       990   500,000       5,436       1,842     500,000
         5       13,112     4,622     1,618  500,000     5,715     2,712   500,000       7,012       4,008     500,000
         6       16,141     5,322     2,910  500,000     6,821     4,408   500,000       8,673       6,260     500,000
         7       19,321     5,925     4,104  500,000     7,885     6,063   500,000      10,413       8,591     500,000
         8       22,660     6,432     5,201  500,000     8,906     7,676   500,000      12,242      11,011     500,000
         9       26,166     6,828     6,188  500,000     9,869     9,229   500,000      14,153      13,513     500,000
        10       29,847     7,117     7,068  500,000    10,770    10,721   500,000      16,157      16,108     500,000
        15       51,206     7,042     7,042  500,000    14,514    14,514   500,000      28,606      28,606     500,000
        20       78,466     2,072     2,072  500,000    13,823    13,823   500,000      43,646      43,646     500,000
        25      113,256     0 (4)     0 (4)    0 (4)     2,851     2,851   500,000      58,784      58,784     500,000
        30      157,659                                  0 (4)     0 (4)     0 (4)      67,900      67,900     500,000
        35      214,330                                                                 53,926      53,926     500,000
        40      286,658                                                                  0 (4)       0 (4)       0 (4)



   (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

   (2) Assumes net interest of 5% compounded annually.

   (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benfit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

   (4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $3,070 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                                  0% Hypothetical              6% Hypothetical                 12% Hypothetical
                              Gross Investment Return      Gross Investment Return          Gross Investment Return
                             -------------------------    --------------------------   ---------------------------------
   End Of    Accumulated     Policy      Cash    Death    Policy      Cash     Death      Policy        Cash       Death
   Policy   Premiums (2)      Value Surrender  Benefit     Value Surrender   Benefit       Value   Surrender     Benefit
  Year (1)                          Value (3)                    Value (3)                         Value (3)

         1         3,224      1,760         0  501,760     1,895         0   501,895       2,031           0     502,031
         2         6,608      3,669         0  503,669     4,054         0   504,054       4,457           0     504,457
         3        10,162      5,517       873  505,517     6,275     1,631   506,275       7,098       2,454     507,098
         4        13,894      7,284     3,295  507,284     8,537     4,549   508,537       9,952       5,964     509,952
         5        17,812      8,990     5,657  508,990    10,863     7,531   510,863      13,063       9,730     513,063
         6        21,926     10,611     7,934  510,611    13,229    10,552   513,229      16,428      13,751     516,428
         7        26,246     12,149    10,128  512,149    15,637    13,616   515,637      20,074      18,052     520,074
         8        30,782     13,627    12,261  513,627    18,111    16,745   518,111      24,052      22,686     524,052
         9        35,544     15,086    14,376  515,086    20,696    19,985   520,696      28,439      27,729     528,439
        10        40,545     16,519    16,465  516,519    23,388    23,333   523,388      33,268      33,213     533,268
        15        69,558     22,931    22,931  522,931    38,554    38,554   538,554      66,311      66,311     566,311
        20       106,588     26,749    26,749  526,749    55,077    55,077   555,077     118,134     118,134     618,134
        25       153,848     26,614    26,614  526,614    71,650    71,650   571,650     199,305     199,305     699,305
        30       214,166     19,451    19,451  519,451    84,464    84,464   584,464     324,766     324,766     824,766
        35       291,148        452       452  500,452    86,562    86,562   586,562     516,887     516,887   1,016,887
        40       389,398      0 (4)     0 (4)    0 (4)    64,257    64,257   564,257     807,144     807,144   1,307,144
        45       514,793                                   0 (4)     0 (4)     0 (4)   1,240,444   1,240,444   1,740,444
        50       674,833                                                               1,882,388   1,882,388   2,382,388
        55       879,089                                                               2,832,777   2,832,777   3,332,777
        60     1,139,777                                                               4,260,691   4,260,691   4,760,691
        65     1,472,488                                                               6,445,874   6,445,874   6,945,874

   (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

   (2) Assumes net interest of 5% compounded annually.

   (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benfit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

   (4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $3,070 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                                 0% Hypothetical               6% Hypothetical              12% Hypothetical
                            Gross Investment Return       Gross Investment Return       Gross Investment Return
                           --------------------------    --------------------------   ---------------------------
    End Of  Accumulated    Policy      Cash     Death    Policy      Cash     Death    Policy    Cash       Death
    Policy     Premiums     Value Surrender   Benefit     Value Surrender   Benefit     Value Surrender   Benefit
  Year (1)          (2)           Value (3)                     Value (3)                     Value (3)

         1        3,224     1,760         0   501,760     1,895         0   501,895     2,031         0   502,031
         2        6,608     3,496         0   503,496     3,876         0   503,876     4,273         0   504,273
         3       10,162     5,149       505   505,149     5,885     1,241   505,885     6,685     2,041   506,685
         4       13,894     6,715     2,727   506,715     7,917     3,929   507,917     9,277     5,289   509,277
         5       17,812     8,185     4,852   508,185     9,963     6,630   509,963    12,058     8,725   512,058
         6       21,926     9,556     6,879   509,556    12,018     9,341   512,018    15,041    12,364   515,041
         7       26,246    10,814     8,793   510,814    14,069    12,047   514,069    18,231    16,209   518,231
         8       30,782    11,963    10,597   511,963    16,114    14,748   516,114    21,648    20,282   521,648
         9       35,544    12,989    12,278   512,989    18,138    17,427   518,138    25,301    24,591   525,301
        10       40,545    13,893    13,838   513,893    20,140    20,085   520,140    29,213    29,158   529,213
        15       69,558    17,030    17,030   517,030    30,514    30,514   530,514    55,042    55,042   555,042
        20      106,588    15,076    15,076   515,076    37,962    37,962   537,962    91,468    91,468   591,468
        25      153,848     4,419     4,419   504,419    37,222    37,222   537,222   140,304   140,304   640,304
        30      214,166     0 (4)     0 (4)     0 (4)    19,441    19,441   519,441   202,048   202,048   702,048
        35      291,148                                   0 (4)     0 (4)     0 (4)   271,169   271,169   771,169
        40      389,398                                                               330,978   330,978   830,978
        45      514,793                                                               338,342   338,342   838,342
        50      674,833                                                               216,928   216,928   716,928
        55      879,089                                                                 0 (4)     0 (4)     0 (4)

   (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

   (2) Assumes net interest of 5% compounded annually.

   (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benfit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

   (4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,940 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                                 0% Hypothetical              6% Hypothetical                 12% Hypothetical
                             Gross Investment Return      Gross Investment Return          Gross Investment Return
                            -------------------------    --------------------------   ---------------------------------
     End Of Accumulated     Policy    Cash      Death    Policy    Cash       Death      Policy        Cash       Death
     Policy    Premiums      Value Surrender  Benefit     Value Surrender   Benefit       Value   Surrender     Benefit
   Year (1)         (2)            Value (3)                    Value (3)                         Value (3)

         1        8,337      4,230         0  500,000     4,570         0   500,000       4,912           0     500,000
         2       17,091      8,256         0  500,000     9,199       750   500,000      10,186       1,737     500,000
         3       26,282     12,224     4,820  500,000    14,037     6,634   500,000      16,013       8,610     500,000
         4       35,934     15,964     9,606  500,000    18,921    12,563   500,000      22,276      15,918     500,000
         5       46,067     19,659    14,346  500,000    24,038    18,724   500,000      29,210      23,897     500,000
         6       56,708     23,061    18,793  500,000    29,144    24,877   500,000      36,631      32,363     500,000
         7       67,880     26,192    22,969  500,000    34,264    31,041   500,000      44,618      41,395     500,000
         8       79,611     29,134    26,956  500,000    39,478    37,300   500,000      53,317      51,140     500,000
         9       91,928     31,962    30,829  500,000    44,867    43,735   500,000      62,885      61,753     500,000
        10       104,862    34,714    34,627  500,000    50,478    50,391   500,000      73,458      73,371     500,000
        15       179,900    41,386    41,386  500,000    76,991    76,991   500,000     142,311     142,311     500,000
        20       275,671    29,947    29,947  500,000    93,872    93,872   500,000     247,722     247,722     500,000
        25       397,901     0 (4)     0 (4)    0 (4)    84,057    84,057   500,000     425,358     425,358     500,000
        30       553,901                                  7,557     7,557   500,000     744,896     744,896     782,141
        35       753,000                                  0 (4)     0 (4)     0 (4)   1,257,899   1,257,899   1,320,794
        40     1,007,108                                                              2,095,099   2,095,099   2,116,050
        45     1,331,420                                                              3,528,211   3,528,211   3,528,211


   (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

   (2) Assumes net interest of 5% compounded annually.

   (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benfit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

   (4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,940 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                                 0% Hypothetical             6% Hypothetical              12% Hypothetical
                            Gross Investment Return      Gross Investment Return       Gross Investment Return
                           -------------------------    --------------------------    --------------------------
   End Of   Accumulated    Policy    Cash      Death    Policy      Cash     Death    Policy      Cash     Death
   Policy  Premiums (2)     Value Surrender  Benefit     Value Surrender   Benefit     Value Surrender   Benefit
 Year (1)                         Value (3)                    Value (3)                     Value (3)

        1        8,337      4,230         0  500,000     4,570         0   500,000     4,912         0   500,000
        2       17,091      7,085         0  500,000     7,992         0   500,000     8,944       495   500,000
        3       26,282      9,500     2,096  500,000    11,160     3,757   500,000    12,981     5,577   500,000
        4       35,934     11,447     5,089  500,000    14,032     7,673   500,000    16,995    10,637   500,000
        5       46,067     12,877     7,564  500,000    16,537    11,224   500,000    20,932    15,618   500,000
        6       56,708     13,736     9,468  500,000    18,603    14,335   500,000    24,730    20,462   500,000
        7       67,880     13,967    10,745  500,000    20,146    16,924   500,000    28,318    25,095   500,000
        8       79,611     13,486    11,309  500,000    21,053    18,876   500,000    31,593    29,415   500,000
        9       91,928     12,191    11,059  500,000    21,186    20,054   500,000    34,425    33,292   500,000
       10      104,862      9,971     9,884  500,000    20,392    20,305   500,000    36,662    36,574   500,000
       15      179,900          0         0  500,000         0         0   500,000    35,833    35,833   500,000
       20      275,671          0         0  500,000         0         0   500,000         0         0   500,000
       25      397,901      0 (4)     0 (4)    0 (4)     0 (4)     0 (4)     0 (4)     0 (4)     0 (4)     0 (4)


   (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

   (2) Assumes net interest of 5% compounded annually.

   (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benfit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

   (4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                         $11,575 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                                  0% Hypothetical               6% Hypothetical                  12% Hypothetical
                              Gross Investment Return       Gross Investment Return           Gross Investment Return
                            --------------------------   -----------------------------   ---------------------------------
   End Of  Accumulated      Policy      Cash     Death    Policy       Cash      Death      Policy        Cash       Death
   Policy     Premiums       Value Surrender   Benefit     Value  Surrender    Benefit       Value   Surrender     Benefit
 Year (1)          (2)             Value (3)                      Value (3)                          Value (3)

        1       12,154       7,536         0   507,536     8,075          0    508,075       8,615           0     508,615
        2       24,915      14,783     3,984   514,783    16,322      5,523    516,322      17,928       7,129     517,928
        3       38,315      21,893    12,430   521,893    24,902     15,438    524,902      28,167      18,704     528,167
        4       52,384      28,692    20,565   528,692    33,645     25,518    533,645      39,238      31,111     539,238
        5       67,157      35,369    28,577   535,369    42,749     35,957    542,749      51,420      44,629     551,420
        6       82,669      41,665    36,209   541,665    51,960     46,504    551,960      64,549      59,094     564,549
        7       98,956      47,604    43,485   547,604    61,300     57,181    561,300      78,739      74,620     578,739
        8      116,057      53,273    50,490   553,273    70,858     68,075    570,858      94,182      91,399     594,182
        9      134,014      58,753    57,306   558,753    80,722     79,274    580,722     111,087     109,639     611,087
       10      152,869      64,085    63,973   564,085    90,943     90,832    590,943     129,641     129,530     629,641
       15      262,260      83,358    83,358   583,358   143,446    143,446    643,446     250,931     250,931     750,931
       20      401,875      82,403    82,403   582,403   187,595    187,595    687,595     426,887     426,887     926,887
       25      580,063      47,333    47,333   547,333   204,108    204,108    704,108     674,154     674,154   1,174,154
       30      807,481       0 (4)     0 (4)     0 (4)   161,387    161,387    661,387   1,011,491   1,011,491   1,511,491
       35    1,097,730                                     4,727      4,727    504,727   1,453,425   1,453,425   1,953,425
       40    1,468,170                                     0 (4)      0 (4)      0 (4)   2,016,578   2,016,578   2,516,578
       45    1,940,956                                                                   2,753,978   2,753,978   3,253,978

   (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

   (2) Assumes net interest of 5% compounded annually.

   (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benfit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

   (4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                         $11,575 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                                      0% Hypothetical                  6% Hypothetical                   12% Hypothetical
                                  Gross Investment Return          Gross Investment Return           Gross Investment Return
                              --------------------------------    --------------------------      ------------------------------
   End Of    Accumulated      Policy         Cash        Death    Policy      Cash     Death       Policy        Cash      Death
   Policy   Premiums (2)       Value    Surrender      Benefit     Value Surrender   Benefit        Value   Surrender    Benefit
 Year (1)                               Value (3)                        Value (3)                          Value (3)

        1         12,154       7,536            0      507,536     8,075         0   508,075        8,615           0    508,615
        2         24,915      13,595        2,796      513,595    15,096     4,296   515,096       16,664       5,865    516,664
        3         38,315      19,127        9,663      519,127    21,974    12,510   521,974       25,075      15,612    525,075
        4         52,384      24,105       15,978      524,105    28,667    20,540   528,667       33,848      25,720    533,848
        5         67,157      28,481       21,689      528,481    35,106    28,315   535,106       42,955      36,163    542,955
        6         82,669      32,204       26,749      532,204    41,220    35,765   541,220       52,368      46,912    552,368
        7         98,956      35,223       31,104      535,223    46,929    42,809   546,929       62,049      57,930    562,049
        8        116,057      37,459       34,675      537,459    52,122    49,339   552,122       71,931      69,148    571,931
        9        134,014      38,822       37,375      538,822    56,673    55,226   556,673       81,923      80,476    581,923
       10        152,869      39,218       39,107      539,218    60,441    60,329   560,441       91,922      91,811    591,922
       15        262,260      26,741       26,741      526,741    66,850    66,850   566,850      144,532     144,532    644,532
       20        401,875           0            0      500,000    27,001    27,001   527,001      176,941     176,941    676,941
       25        580,063       0 (4)        0 (4)        0 (4)     0 (4)     0 (4)     0 (4)      138,830     138,830    638,830
       30        807,481                                                                            0 (4)       0 (4)      0 (4)

   (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

   (2) Assumes net interest of 5% compounded annually.

   (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benfit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

   (4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.